Provision for decommissioning costs	12 Months Ended
Dec. 31, 2021
Provision For Decommissioning Costs
Provision for decommissioning costs

19.	Provision for decommissioning costs

The following table details the amount of the decommissioning provision by production area:

	12.31.2021	12.31.2020
Onshore	873	1,627
Shallow waters	3,732	4,309
Deep and ultra-deep post-salt	8,420	9,775
Pre-salt	2,594	3,069
	15,619	18,780

Changes in the provision are presented below:

Non-current liabilities	2021	2020
Opening balance	18,780	17,460
Adjustment to provision	(1,186)	5,720
Transfers related to liabilities held for sale	(704)	(519)
Payments made	(730)	(446)
Interest accrued	723	571
Others	5	15
Cumulative translation adjustment	(1,269)	(4,021)
Closing balance	15,619	18,780

The reduction in the balance of the provision in 2021 mainly relates to the update of the 2022-2026 Strategic Plan premises; the review of technical assumptions and contractual renegotiations; the extension of the concessions' economic cut-off year, mainly due to the increase in the price of Brent; as well as the conclusion of sales of concessions.

19.1.	Accounting policy for decommissioning costs

The initial recognition of legal obligations to remove equipment and restore land or sea areas at the end of operations occurs after the technical and commercial feasibility of producing oil and gas in a field has been demonstrated. The calculations of the cost estimates for future environmental removals and recoveries are complex and involve significant judgments (as set out in note 4.6).

The estimates of decommissioning costs are reviewed annually based on current information on expected costs and recovery plans. When the revision of the estimates results in an increase in the provision for decommissioning costs, there is a corresponding increase in assets. Otherwise, in the event that a decrease in the liability exceeds the carrying amount of the asset, the excess shall be recognized immediately in profit or loss.

In the classification of non-current assets as held for sale, provisions for decommissioning costs related to these assets are also included. Any commitments assumed with future environmental removals and recoveries resulting from the sale of assets are recognized after the closing of the sale operation, in accordance with the contractual terms.